Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance on deferred tax assets, percent	100.00%	100.00%
Operating Loss Carryforwards [Line Items]
Interest and penalties accrued	$ 127,000
Unrecognized tax benefits	1,353,000	$ 1,353,000	$ 4,070,000
Unrecognized tax benefits that would affect the effective tax rate	1,350,000
Interest and penalties on uncertain tax positions	0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,160,000,000	843,000,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	936,000,000	741,000,000
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 155,000,000	$ 95,000,000